INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

The components of income tax expense (benefit) from continuing operations for the three months ended March 31, 2016 and 2015 consist of the following:

	For the Three Months Ended
	December 31,
	2016	2015
Current tax expense:
Federal	$-	$-
State	-	-
Current tax expense	-	-

Deferred tax expense (benefit):
Goodwill	127,777	127,777
Valuation Allowance	(241,394)	(209,763)
Net operating loss carryforward	113,617	81,986
Subtotal deferred tax expense/(benefit)	-	-
Income tax expense/(benefit)	$-	$-

The components of income tax expense (benefit) from continuing operations for the Years ended December 31, 2015 and 2014 consist of the following:

	For the Years Ended
	December 31,
	2015	2014
Current tax expense:
Federal	$-	$-
State	-	-
Current tax expense	-	-

Deferred tax expense (benefit):
Allowance for doubtful accounts	-	-
Depreciation	-	-
Goodwill – Impaired	-	-
Goodwill	511,108	511,108
Valuation Allowance	(1,210,250)	(568,016)
Net operating loss carryforward	699,142	56,908
Subtotal deferred tax expense/(benefit)	-	-
Income tax expense/(benefit)	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of income tax expense as the federal statutory rate to income tax expense at the Company’s effective rate is as follows:

	For the Three Months Ended March 31,
	2016	2015

Computed tax at the expected statutory rate	$202,060	$175,632
State and local income taxes, net of federal	3 9,208	34,071
Other non-deductible expenses	126	60
Valuation Allowance	(241,394)	(209,763)
Income tax expense/(benefit)	$-	$-

A reconciliation of income tax expense at the federal statutory rate to income tax expense at the company’s effective rate is as follows:

	For the Years Ended
	December 31,
	2015	2014

Computed tax at the expected statutory rate	$1,013,408	$475,407
State and local income taxes, net of federal	196,575	92,260
Other non-deductible expenses	267	349
Return to accrual adjustment	-	-
Valuation Allowance	(1,210,250)	(568,016)
Income tax expense/(benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The temporary differences, tax credits and carryforwards gave rise to the following deferred tax asset at March 31, 2016 and 2015:

	December 31,	December 31,
	2015	2014
Current deferred tax assets (liabilities):
Allowance for doubtful accounts	$-	$-
Vacation accrual	-	-
Total current deferred tax assets (liabilities)	-	-

Long-term deferred tax assets (liabilities):
Goodwill - impaired	2,903,618	2,903,618
Goodwill – tax amortization	(4,606,627)	(4,095,519)
Net operating loss carryforward	6,162,365	6,893,138
Valuation allowance	(4,459,356)	(5,701,237)
Total long-term deferred tax assets (liabilities)	$-	$-
Net term deferred tax assets (liabilities)	$-	$-

The temporary differences, tax credits and carryforwards gave rise to the following deferred tax asset December 31, 2015 and 2014:

	December 31,	December 31,
	2015	2014
Current deferred tax assets (liabilities):
Allowance for doubtful accounts	$-	$-
Bonus accrual	-	-
Vacation accrual	-	-
Total current deferred tax assets (liabilities)	-	-

Long-term deferred tax assets (liabilities):
Goodwill - impaired	2,903,618	2,903,618
Goodwill – tax amortization	(4,478,850)	(3,967,742)
Depreciation	-	-
Net operating loss carryforward	6,275,982	6,975,124
Valuation allowance	(4,700,750)	(5,911,000)
Total long-term deferred tax assets (liabilities)	$-	$-
Net term deferred tax assets (liabilities)	$-	$-